Statement of changes in consolidated shareholders' equity - EUR (€) € in Thousands	Capital	Additional paid-in capital	Reserves and income	Conversion reserve	Share-based payment	Impact of separate accounting for convertible notes and non-convertible bonds	Own shares	Shareholders' equity - Attributable to Biophytis shareholders	Non-controlling interests	Total
Balance at Dec. 31, 2020	€ 20,151	€ 22,538	€ (46,740)	€ (72)	€ 5,521	€ 944	€ (42)	€ 2,299	€ (31)	€ 2,268
Net loss for the period			(31,163)					(31,163)	(1)	(31,164)
Other comprehensive profit or loss			23					23		23
Total other comprehensive profit or loss			(31,140)					(31,140)	(1)	(31,141)
Bond conversions	3,276	7,664						10,940		10,940
Share capital increase	3,390	16,814						20,205		€ 20,205
Share capital increase (in shares)										1,867,304
Exercise of warrants	373	369						742		€ 742
Biophytis shares delivered to Negma			1,521					1,521		1,521
Cancellation of 2018 Kreos warrants (As restated)						(47)		(47)		(47)
Allocation of premiums to retained earnings		(17,505)	17,505
Treasury shares net movements							(9)	(9)		(9)
Gains and losses, net related to treasury shares			2					2		2
Equity settled share-based payments					3,421			3,421		3,421
Costs incurred in relation to equity transactions		(2,099)						(2,099)		(2,099)
Balance at Dec. 31, 2021	27,191	27,781	(58,852)	(72)	8,942	897	(51)	5,835	(32)	5,803
Net loss for the period			(24,216)					(24,216)		(24,216)
Other comprehensive profit or loss			80	48				128		128
Total other comprehensive profit or loss			(24,136)	48				(24,089)		(24,089)
Bond conversions	18,638	(7,798)						10,840		€ 10,840
Share capital increase	20,469
Share capital increase (in shares)										102,343,985
Exercise of 'BSA' warrants and 'BSPCE' warrants	€ 1,831	(1,823)						8		€ 8
Exercise of 'BSA' warrants and 'BSPCE' warrants (in shares)	9,154,939
Allocation of premiums to retained earnings		(19,748)	19,748
Treasury shares net movements							30	30		30
Gains and losses, net related to treasury shares			(71)					(71)		(71)
Equity settled share-based payments					5,567			5,567		5,567
Balance at Dec. 31, 2022	€ 47,660	(1,588)	(63,312)	(25)	14,510	896	(21)	(1,880)	(32)	€ (1,911)
Balance (shares) at Dec. 31, 2022										238,297,642
Net loss for the period			(17,026)					(17,026)		€ (17,026)
Other comprehensive profit or loss			1	(1)				1		1
Total other comprehensive profit or loss			(17,025)	(1)				(17,026)		(17,026)
Bond conversions	16,772	(8,929)						7,843		€ 7,843
Bond conversions (in shares)										350,334,130
Share capital increase	1,963	3,577						5,541		€ 5,541
Share capital increase (in shares)										210,733,955
Exercise of 'BSA' warrants and 'BSPCE' warrants	849	1,297						2,146		€ 2,146
Capital reduction	(65,163)		65,163							(65,163)
Cancellation of 2018 Kreos warrants (As restated)										(32)
Allocation of premiums to retained earnings		20,428	(20,428)
Treasury shares net movements							10	10		10
Gains and losses, net related to treasury shares			(17)					(17)		(17)
Equity settled share-based payments					812			812		812
Other changes affecting shareholder equity			25					25		17
Costs incurred in relation to equity transactions		(1,303)						(1,303)		(1,303)
Balance at Dec. 31, 2023	€ 2,081	€ 13,483	€ (35,602)	€ (25)	€ 15,322	€ 896	€ (12)	€ (3,857)	€ (32)	€ (3,889)
Balance (shares) at Dec. 31, 2023										1,040,482,402